COMMITMENTS AND CONTINGENCIES (Details)	Aug. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 42,136
2019	22,284
2020	0
2021	0
2022	0
Thereafter	0
Total	$ 64,420